NOTE 7 DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	The following table summarizes all of the Convertible Notes outstanding as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Mortgage payable – Ruby Mine	$1,832,638	$1,774,822
Secured note payable with annual interest rate of 8%	41,687	-
Discount on note payable	-	-
Net note payable	1,874,325	1,774,822
Convertible notes:
Secured convertible notes payable with annual interest rate of 10%	155,000	-
Unsecured convertible notes payable with annual interest rate of 9.9%	275,000	275,000
Unsecured convertible notes payable with annual interest rate of 8%	-	113,000
Unsecured convertible notes payable with annual interest rate of 7%	496,097	260,000
Unsecured convertible notes payable with annual interest rate of 5%	175,050	126,500
Discount on debt from derivative valuation	(264,389)	(166,307)
Total convertible notes	836,858	608,193
Total Debt	$2,711,183	$2,383,015